Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
NOTE 7— ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following amounts:

	December 31,
	2023		2022
	Continuing Operations	Discontinued Operations	Continuing Operations
Accrued compensation	$790,332	$—	$916,934
Accrued severance	452,579	—	—
Accrued stock-based compensation	48,698	—	—
Other accrued expenses	303,825	468,652	27,639

Accrued expenses and other liabilities	$1,595,434	$468,652	$944,573

Accrued compensation is a
non-interest
bearing liability for employee payroll outstanding as of December 31, 2023 and 2022. This includes compensation earned during the years 2019 to 2023.